Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes Payable [Abstract]
NOTES PAYABLE

NOTE 7. NOTES PAYABLE

Greater Nevada Credit Union

As of March 31, 2026, and December 31, 2025, the Company has four notes payable to Greater Nevada Credit Union (“GNCU”, and collectively, the “GNCU Loan”) that are secured by substantially all of New Rise Reno’s assets located in McCarran, Nevada. The loan was made in two tranches of $56,290,000 each. Each tranche is made up of a Note 1 for 80% of the tranche or $45,032,000 and a Note 2 for the remaining 20% or $11,258,000 of the tranche. The Note 1 in each tranche is guaranteed by the US Department of Agriculture Rural Development and bears an interest rate of Wall Street Journal Prime Rate plus 2%. Note 2 in each tranche bears interest at Wall Street Journal Prime Rate plus 7%. At March 31, 2026, the interest rates were 8.75% and 13.75% for Note 1 and Note 2, respectively. At December 31, 2025, the interest rates were 9.25% and 14.25% for Note 1 and Note 2 within each tranche, respectively. All interest is payable monthly. The maturity date for the GNCU Loan is December 6, 2037. The Company is currently in default on these notes due to failure to make required minimum monthly payments and the outstanding balance has been classified as current on the consolidated balance sheets.

In connection with the issuance of the notes, the Company incurred direct costs and closing fees totaling $3,523,380. In accordance with FASB ASC Topic 835-30, “Imputation of Interest”, these costs have been recognized as debt closing costs and are being amortized over the term of the notes. The monthly amortization is $14,681 and during the three months ending March 31, 2026 and 2025, $44,042 and $44,042, respectively, of debt closing costs have been capitalized as construction in progress. The balance of the GNCU Loan is presented net of the unamortized closing costs on the accompanying consolidated balance sheets. As of March 31, 2026, and December 31, 2025, the gross notes payable balance was $112,580,000, which is presented net of the unamortized closing costs on the notes of $2,055,305 and $2,099,347, respectively. As of March 31, 2026, and December 31, 2025, unpaid accrued interest on the notes payable was $22,565,770 and $20,266,902, respectively. Total interest expense for the three months ending March 31, 2026, and March 31, 2025, was $2,744,138 and $2,955,225, respectively.

Miscellaneous Notes

The Company also assumed several promissory note agreements as part of the Acquisition that occurred in February 2025. The aggregate notes payable balance was $1,981,084 and interest payable of $806,384 as of March 31, 2026. Interest on the promissory notes range from 8% – 12% per annum. Total interest expense for the three months ending March 31, 2026, and 2025, was $36,932 and $190,676, respectively. Maturity dates for these promissory notes are less than one year. One of the promissory notes is secured by the building and all equipment located in the biodiesel plant in Fort Myers, Florida. These notes have matured and the notes are payable on demand. Additionally, the Company elected the fair value option for measuring the fair value of one of its promissory notes assumed in the Acquisition. During the three months ending March 31, 2026, the Company recognized a gain of $16,802 as compared to a loss of $45,000 for the same period during 2025 in fair value adjustments related to the promissory note. The loss was recognized in other income (expense) in the consolidated statements of operations. As of March 31, 2026, the fair value of the promissory note was $606,667.

Narrow Road Capital Note

On May 10, 2025, Legacy XCF and Narrow Road Capital Ltd entered into a promissory note for gross principal amount of $700,000. The promissory note bears interest of $140,000, is unsecured, and is due at the earlier of (i) September 30, 2025, or (ii) an event of default (as specified in the promissory note). In connection with the issuance of the promissory note, the holder had the right, but not the obligation, to elect to receive up to 280,000, shares of Legacy XCF common stock equivalent to 192,141 Class A common stock of New XCF if elected after the Business Combination. On each issuance date, the note and corresponding common stock shares were recognized at their issuance date fair values and any difference, as compared to the cash proceeds received were recorded as a loss from issuance of debt in the consolidated statements of operations. On November 21, 2025 the Company paid $140,000 in accrued interest. On October 8, 2025, the Company issued 68,214 of New XCF Class A common shares. On November 21, 2025, the Company issued 102,233 New XCF Class A common shares. Additionally, the Company elected the fair value option for measuring this promissory note. For the fair value calculation, the Company assumed that the note would be retired on December 31, 2026. During the three months ending March 31, 2026, and 2025, the Company recognized a gain of $35,641 and $0, respectively, in fair value adjustments related to the promissory note. The gain was recognized in other income (expense) in the consolidated statements of operations. As of March 31, 2026, the fair value of the note payable was $1,286,870.

Gregary Segars Cribb Note

On May 10, 2025, Legacy XCF and Gregory Segars Cribb entered into a promissory note for gross principal amount of $250,000. The promissory note bears interest of $50,000, is unsecured, and is due at the earlier of (i), or (ii) an event of default (as specified in the promissory note). In connection with the issuance of the promissory note, the holder had the right, but not the obligation, to elect to receive up to 100,000 shares of Legacy XCF common stock equivalent to 68,622 Class A common stock of New XCF if elected after the Business Combination. On each issuance date, the note and corresponding common stock shares were recognized at their issuance date fair values and any difference, as compared to the cash proceeds received were recorded as a loss from issuance of debt in the consolidated statements of operations. Additionally, the Company elected the fair value option for measuring this promissory note. During the three months ending March 31, 2026, and 2025, the Company recognized a loss of $34,504 and $0, respectively, in fair value adjustments related to the promissory note. The loss was recognized in other income (expense) in the consolidated statements of operations. As of March 31, 2026, the fair value of the note payable was $367,677.

Helena Global Investment Opportunities Note

On May 30, 2025, New XCF, Legacy XCF, Randall Soule (“Soule”), in his individual capacity as a shareholder of Legacy XCF, and Helena Global Investment Opportunities I Ltd (“Helena”) entered into a promissory note (the “Helena” or “Helena Note”) for gross principal amount of $2,000,000. The Helena Note bears interest of $400,000, is unsecured, and is due at the earlier of (i) the date that is three months from Helena’s disbursement of the loan, (ii) an event of default (as specified in the Helena Note), if such note is then declared due and payable in writing by the holder or if a bankruptcy event occurs (in which case no written notice from the holder is required) or (iii) in connection with future debt or equity issuances by New XCF or its subsidiaries. In connection with the issuance of the Helena Note, Soule has agreed to transfer 2,840,000 shares of Legacy XCF common stock held by him to Helena, representing the expected number of shares of Legacy XCF common stock that will be equal to 1,948,862 shares of New XCF Class A common stock as of the closing of the Business Combination (the “Advanced Shares”). Upon Helena’s receipt of an aggregate of $2,400,000 in (i) payments from New XCF and (ii) aggregate net proceeds from the sale of Advanced Shares, New XCF’s payment obligations for principal and interest under the Helena Note will have been satisfied and Helena is obligated to return any remaining Advanced Shares to Soule. If Helena shall have sold all of the Advanced Shares and not yet received at least $2,400,000 in net proceeds from the sale thereof and in other payments from New XCF, New XCF shall remain responsible for payment of any shortfall, which shall be payable as otherwise required under the terms of the Helena Note. As disclosed above with respect to the Helena Note, in connection with the issuance of the Helena Note, Soule agreed to transfer 2,840,000 shares of Legacy XCF common stock held by him to Helena. The Company and Soule entered into a letter agreement dated as of May 30, 2025 (the “Side Letter Forward” or “derivative asset”), pursuant to which the Company agreed to issue Soule 2,840,000 shares of Legacy XCF common stock (“Replacement Shares”) in consideration for Soule’s transfer of an equal number of shares to Helena. At issuance, the Company recorded the Replacement Shares and the Side Letter Forward at their fair value. On July 1 and July 16, 2025, the Company received cash payment from Helena totaling $2,249,381 for the remaining Advanced Shares, and in exchange the Company and Soule waived Helena’s obligation to return the remaining Advanced Shares. The Company remeasured the derivative asset and recorded an unrealized gain of $97,443 which was recorded within unrealized loss on derivative asset in the consolidated statements of operation. The Company derecognized the derivative asset at the settlement date fair value and recorded $1,316,827 of gain for the difference between the cash received and the fair value of the derivative asset, which is recorded in realized gain on derivative asset. For the period ended December 31, 2025, the Company recognized a $16,156,071 loss on the Side Letter Forward, which is recorded in unrealized loss on derivative asset in the unaudited condensed consolidated statement of operations. As of March 31, 2026 and December 31, 2025, the fair value of the derivative asset is $0.

As part of the Business Combination, the Company assumed $2,400,000 notes payable with a related debt discount of $400,000. On June 18, 2025, the Helena Note was paid off and settled as Helena sold 783,501 Advanced Shares and received an amount in cash proceeds equal to $2,400,000.

Polar Note

As a result of the Business Combination that closed June 6, 2025, the Company assumed a note payable from Polar with face value of $1,200,000. The Company elected the fair value option for valuing this loan and valued the loan at $6,480,632 at June 6, 2025. On October 8, 2025 and November 21, 2025, the Company assigned 480,000 and 240,000 shares for a total of 720,000 XCF New Class A shares. From the date of Business Combination when the Note was originally valued at $6,480,632 to December 31, 2025, the Company recognized a $5,042,024 gain due to the change in fair value which was recorded within change in the fair value of note payable in the consolidated statements of operation. For the three months ending March 31, 2026, the Company recognized a gain of $41,682 in fair value which is recorded within change in the fair value of note payable in the consolidated statements of operation. As of March 31, 2026, the fair value of the note payable due to Polar was $1,480,291.

Cohen & Company Securities Note

On July 7, 2025, Cohen & Company Securities, LLC (“CCS”) converted previously accrued $5,500,000 of success fees into a promissory note (the “CCS Note”). The CCS Note bears interest of 10% per annum compounded monthly, is unsecured, and is due December 31, 2026 (“Maturity Date”). Commencing on June 30, 2025, interest is payable in kind or cash at the election of the Company by accruing such interest in arrears on the last day of each month. Beginning on September 6, 2025, and on each month thereafter until Maturity Date, the Company shall pay $343,750 (each such payment, an “Amortization Payment”) to CCS. The Company may, in its sole discretion, elect to pay all or any portion of the Amortization Payments or any interest due and payable on the Maturity Date in Class A common stock. At the issuance date, the Company determined a fair value of $4,796,223 for the CCS Note. During the year ended December 31, 2025, the Company recognized a gain of $279,334 in fair value adjustments which is recorded in change in the fair value of note payable in the consolidated statements of operations. During the three months ending March 31, 2026, the Company recognized a gain of $80,569 in fair value adjustments which is recorded in change in the fair value of note payable in the consolidated statements of operations. As of March 31, 2026, the fair value of the CCS Note was $5,301,235.

Skyfall Capital Ltd Note

On October 22, 2025, the Company entered into a note for $560,000 with Skyfall Capital Ltd (“Skyfall”). The note was discounted $60,000 with loan proceeds of $500,000. The note accrues interest at the default rate of 12% per annum after the maturity date set as three months following the disbursement of the Loan. During December 2025, Skyfall received $18,870 on the outstanding balance from the sale of class A shares under the ELOC stock sales agreement. During the month of January 2026, Skyfall received an additional $423,812 as repayment on the outstanding balance through the sale of shares under the ELOC stock sales agreement. During the three months ending March 31, 2026, the Company recognized a loss in fair value of $44,319 which is recorded in change in the fair value of note payable in the unaudited condensed consolidated statements of operations. As of March 31, 2026, the fair value of the Skyfall Note was $117,587. This note matured during February 2026. It was anticipated that the principal would be fully repaid through the sale of stock through the ELOC ATM.

YBR Advisors, Inc. Note

On October 22, 2025, the Company entered into a note for $560,000 with YBR Advisors Inc. (“YBR”). The note was discounted $60,000 with loan proceeds of $500,000. The note accrues interest at the default rate of 12% per annum after the maturity date set as three months following the disbursement of the loan. During December 2025, YBR received $18,870 on the outstanding balance from the sale of class A shares under the ELOC stock sales agreement. During the month of January 2026 YBR received an additional $423,812 as repayment on the outstanding balance through the sale of shares under the ELOC stock sales agreement. During the three months ended March 31, 2026, the Company recognized a loss in fair value of $44,319 which is recorded in change in the fair value of note payable in the unaudited condensed consolidated statements of operations. As of March 31, 2026, the fair value of the YBR Note was $117,587. This note matured during February 2026. It was anticipated that the principal would be fully repaid through the sale of stock through the ELOC ATM.

Notes Summary

As of March 31, 2026, future expected maturities of the Company’s notes payable are as follows:

2026	$36,000,147
2027	5,364,139
2028	5,746,548
2029	6,194,706
2030	6,661,568
Thereafter	63,343,085
Total	$123,310,193
Less: Current maturities	(121,254,888)
Less: Closing costs	(2,055,305)
Total notes payable, net of current maturities, net of closing costs	$—

As of March 31, 2026, and December 31, 2025, cumulative interest expense capitalized as part of construction in progress totaled $81,531,309 and $78,787,171, respectively.

NOTE 7. NOTES PAYABLE

Greater Nevada Credit Union

As of December 31, 2025, and December 31, 2024, the Company has four notes payable to Greater Nevada Credit Union (“GNCU”, and collectively, the “GNCU Loan”) that are secured by substantially all of New Rise Reno’s assets located in McCarran, Nevada. The loan was made in two tranches of $56,290,000 each. Each tranche is made up of a Note 1 for 80% of the tranche or $45,032,000 and a Note 2 for the remaining 20% or $11,258,000 of the tranche. The Note 1 in each tranche is guaranteed by the US Department of Agriculture Rural Development and bears an interest rate of Wall Street Journal Prime Rate plus 2%. Note 2 in each tranche bears interest at Wall Street Journal Prime Rate plus 7%. At December 31, 2025, the interest rates were 9.25% and 14.25% for Note 1 and Note 2, respectively. At December 31, 2024, the interest rates were 10.00% and 15.00% for Note 1 and Note 2 within each tranche, respectively. All interest is payable monthly. The maturity date for the GNCU Loan is December 6, 2037. The Company is currently in default on these notes due to failure to make required minimum monthly payments and the outstanding balance has been classified as current on the consolidated balance sheets.

In connection with the issuance of the notes, the Company incurred direct costs and closing fees totaling $3,523,380. In accordance with FASB ASC Topic 835-30, “Imputation of Interest”, these costs have been recognized as debt closing costs and are being amortized over the term of the notes. During both periods ended December 31, 2025, and 2024, $176,169 of debt closing costs have been capitalized as construction in progress, respectively. The balance of the GNCU Loan is presented net of the unamortized closing costs on the accompanying consolidated balance sheets. As of December 31, 2025, and 2024, the gross notes payable balance was $112,580,000, which is presented net of the unamortized closing costs on the notes of $2,099,347 and $2,275,516, respectively. As of December 31, 2025, and 2024, unpaid accrued interest on the notes payable was $20,271,633 and $8,550,804, respectively. Total interest expense for the year ended December 31, 2025, and 2024, $11,720,829 and $8,550,804, respectively.

Miscellaneous Notes

The Company also assumed several promissory note agreements as part of the Acquisition that occurred in February 2025. The aggregate notes payable balance was $1,964,282 and interest payable of $769,452 as of December 31, 2025. Interest on the promissory notes range from 8% – 12% per annum. Total interest expense for the year ended December 31, 2025, and 2024, was $309,746 and $0, respectively. Maturity dates for these promissory notes are less than one year. One of the promissory notes is secured by the building and all equipment located in the biodiesel plant in Fort Myers, Florida. These notes have matured and the notes are payable on demand. Additionally, the Company elected the fair value option for measuring the fair value of one of its promissory notes assumed in the Acquisition. During the year ended December 31, 2025, and 2024, the Company recognized a loss of $89,865 and $0, respectively, in fair value adjustments related to the promissory note. The loss was recognized in other income (expense) in the consolidated statements of operations. As of December 31, 2025, the fair value of the promissory note was $589,865.

Narrow Road Capital Note

On May 10, 2025, Legacy XCF and Narrow Road Capital Ltd entered into a promissory note for gross principal amount of $700,000. The promissory note bears interest of $140,000 , is unsecured, and is due at the earlier of (i) September 30, 2025 or (ii) an event of default (as specified in the promissory note). In connection with the issuance of the promissory note, the holder had the right, but not the obligation, to elect to receive up to 280,000, shares of Legacy XCF common stock equivalent to 192,141 Class A common stock of New XCF if elected after the Business Combination. On each issuance date, the note and corresponding common stock shares were recognized at their issuance date fair values and any difference, as compared to the cash proceeds received were recorded as a loss from issuance of debt in the consolidated statements of operations. On November 21, 2025 the Company paid $140,000 in accrued interest. On October 8, 2025, the Company issued 68,214 of New XCF Class A common shares. On November 21, 2025, the Company issued 102,233 New XCF Class A common shares. Additionally, the Company elected the fair value option for measuring this promissory note. For the fair value calculation, the Company assumed that the note would be retired at December 31, 2026. During the year ended December 31, 2025, and 2024, the

Company recognized a loss of $551,229 and $0, respectively, in fair value adjustments related to the promissory note. The gain was recognized in other income (expense) in the consolidated statements of operations. As of December 31, 2025 the fair value of the note payable was $1,251,229.

Gregary Segars Cribb Note

On May 10, 2025, Legacy XCF and Gregory Segars Cribb entered into a promissory note for gross principal amount of $250,000. The promissory note bears interest of $50,000, is unsecured, and is due at the earlier of (i) September 30, 2025 or (ii) an event of default (as specified in the promissory note). In connection with the issuance of the promissory note, the holder had the right, but not the obligation, to elect to receive up to 100,000 shares of Legacy XCF common stock equivalent to 68,622 Class A common stock of New XCF if elected after the Business Combination. On each issuance date, the note and corresponding common stock shares were recognized at their issuance date fair values and any difference, as compared to the cash proceeds received were recorded as a loss from issuance of debt in the consolidated statements of operations. Additionally, the Company elected the fair value option for measuring this promissory note. During the year ended December 31, 2025, and 2024, the Company recognized a loss of $152,181 and $0, respectively, in fair value adjustments related to the promissory note. The gain was recognized in other income (expense) in the consolidated statements of operations. As of December 31, 2025, the fair value of the note payable was $402,181.

Helena Global Investment Opportunities Note

On May 30, 2025, New XCF, Legacy XCF, Randall Soule (“Soule”), in his individual capacity as a shareholder of Legacy XCF, and Helena Global Investment Opportunities I Ltd (“Helena”) entered into a promissory note (the “Helena” or “Helena Note”) for gross principal amount of $2,000,000. The Helena Note bears interest of $400,000, is unsecured, and is due at the earlier of (i) the date that is three months from Helena’s disbursement of the loan, (ii) an event of default (as specified in the Helena Note), if such note is then declared due and payable in writing by the holder or if a bankruptcy event occurs (in which case no written notice from the holder is required) or (iii) in connection with future debt or equity issuances by New XCF or its subsidiaries. In connection with the issuance of the Helena Note, Soule has agreed to transfer 2,840,000 shares of Legacy XCF common stock held by him to Helena, representing the expected number of shares of Legacy XCF common stock that will be equal to 1,948,862 shares of New XCF Class A common stock as of the closing of the Business Combination (the “Advanced Shares”). Upon Helena’s receipt of an aggregate of $2,400,000 in (i) payments from New XCF and (ii) aggregate net proceeds from the sale of Advanced Shares, New XCF’s payment obligations for principal and interest under the Helena Note will have been satisfied and Helena is obligated to return any remaining Advanced Shares to Soule. If Helena shall have sold all of the Advanced Shares and not yet received at least $2,400,000 in net proceeds from the sale thereof and in other payments from New XCF, New XCF shall remain responsible for payment of any shortfall, which shall be payable as otherwise required under the terms of the Helena Note. As disclosed above with respect to the Helena Note, in connection with the issuance of the Helena Note, Soule agreed to transfer 2,840,000 shares of Legacy XCF common stock held by him to Helena. The Company and Soule entered into a letter agreement dated as of May 30, 2025 (the “Side Letter Forward” or “derivative asset”), pursuant to which the Company agreed to issue Soule 2,840,000 shares of Legacy XCF common stock (“Replacement Shares”) in consideration for Soule’s transfer of an equal number of shares to Helena. At issuance, the Company recorded the Replacement Shares and the Side Letter Forward at their fair value. On July 1 and July 16, 2025, the Company received cash payment from Helena totaling $2,249,381 for the remaining Advanced Shares, and in exchange the Company and Soule waived Helena’s obligation to return the those remaining Advanced Shares. The Company remeasured the derivate asset and recorded an unrealized gain of $97,443 which was recorded within unrealized loss on derivative asset in the consolidated statements of operation. The Company derecognized the derivative asset at the settlement date fair value and recorded $1,316,827 of gain for the difference between the cash received and the fair value of the derivative asset, which is recorded in realized gain on derivative asset. For the period ended December 31, 2025, the Company recognized a $16,156,071 loss on the Side Letter Forward, which is recorded in unrealized loss on derivative asset in the consolidated statement of operations. As of December 31, 2025, the fair value of the derivative asset is $0.

As part of the Business Combination, the Company assumed $2,400,000 notes payable with a related debt discount of $400,000. On June 18, 2025, the Helena Note was paid off and settled as Helena sold 783,501 of the Advanced Shares and received an amount in cash proceeds equal to $2,400,000.

Polar Note

As a result of the Business Combination that closed June 6, 2025, the Company assumed a note payable from Polar with face value of $1.2 million. The Company elected the fair value option for valuing this loan and valued the loan at $6,480,632 at June 6, 2025. On October 8, 2025 and November 21, 2025, the Company assigned 480,000 and 240,000 shares for a total of 720,000 XCF New Class A shares. From the date of Business Combination when the Note was originally valued at $6,480,632 to period end, the Company recognized a $5,042,024 gain due to the change in fair value and is recorded within change in the fair value of note payable in the consolidated statements of operation. As of December 31, 2025, the fair value of the note payable due to Polar was $1,438,609.

Cohen & Company Securities Note

On July 7, 2025, Cohen & Company Securities, LLC (“CCS”) converted previously accrued $5,500,000 of success fees into a promissory note (the “CCS Note”). The CCS Note bears interest of 10% per annum compounded monthly, is unsecured, and is due December 31, 2026 (“Maturity Date”). Commencing on June 30, 2025, interest is payable in kind or cash at the election of the Company by accruing such interest in arrears on the last day of each month. Beginning on September 6, 2025, and on each month thereafter until Maturity Date, the Company shall pay $343,750 (each such payment, an “Amortization Payment”) to CCS. The Company may, in its sole discretion, elect to pay all or any portion of the Amortization Payments or any interest due and payable on the Maturity Date in Class A common stock. At the issuance date, the Company determined a fair value of $4,796,223 for the CCS Note. During the year ended December 31, 2025, and 2024, the Company recognized a gain of $279,334 and $0, respectively, in fair value adjustments which is recorded in change in the fair value of note payable in the consolidated statements of operations. As of December 31, 2025 the fair value of the CCS Note was $5,220,666.

Skyfall Capital Ltd Note

On October 22, 2025, the Company entered into a note for $560,000 with Skyfall Capital Ltd (“Skyfall”). The note was discounted $60,000 with loan proceeds of $500,000. The note accrues interest at the default rate of 12% per annum after the maturity date set as three months following the disbursement of the loan. The Company was not in default on this loan at December 31, 2025; however subsequent to December 31, 2025, the loan matured and is in default. During the year ended December 31, 2025 the Company recognized a loss of $1,064 in fair value adjustments which is recorded in change in the fair value of note payable in the consolidated statements of operations. As of December 31, 2025 the fair value of the Skyfall Note was $540,066.

YBR Advisors, Inc. Note

On October 22, 2025, the Company entered into a note for $560,000 with YBR Advisors Inc. (“YBR”). The note was discounted $60,000 with loan proceeds of $500,000. The note accrues interest at the default rate of 12% per annum after the maturity date set as three months following the disbursement of the loan. The Company was not in default on this loan at December 31, 2025; however subsequent to December 31, 2025, the loan matured and is in default. During the year ended December 31, 2025 the Company recognized a loss of $1,064 in fair value adjustments which is recorded in change in the fair value of note payable in the consolidated statements of operations. As of December 31, 2025 the fair value of the YBR Note was $540,066.

Notes Summary

As of December 31, 2025, future expected maturities of the Company’s notes payable are as follows:

2026	$36,704,913
2027	5,364,139
2028	5,746,548
2029	6,194,706
2030	6,661,568
Thereafter	63,343,086
Total	$124,014,960
Less: Current maturities	(121,915,613)
Less: Closing costs	(2,099,347)
Total notes payable, net of current maturities, net of closing costs	$—

As of December 31, 2025, and 2024, cumulative interest expense capitalized as part of construction in progress totaled $78,787,171 and $67,066,342, respectively.